Equity-Accounted Joint Ventures - Other - Additional Information (Details) $ in Millions	Dec. 31, 2025	Dec. 31, 2025 vessel	Dec. 31, 2025 USD ($)	Dec. 31, 2025 lease	Dec. 31, 2024 vessel	Dec. 31, 2018	Dec. 01, 2015
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)					33.00%
Number of vessels		16		2	15
Corporate Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	100.00%
RasGas 3 Joint Venture
Schedule of Equity Method Investments [Line Items]
Equity method investments | $			$ 101.1
Ownership percentage (in percentage)	40.00%				40.00%
Number of vessels		4
Yamal LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Equity method investments | $			472.5
Ownership percentage (in percentage)	50.00%				50.00%
Number of vessels		6
Bahrain LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Equity method investments | $			78.0
Ownership percentage (in percentage)	30.00%					30.00%	30.00%
Number of vessels		0
Exmar LPG Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	50.00%				50.00%
Number of vessels		18
number of in-chartered newbuildings on order		6
Malt Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	52.00%				52.00%
Number of vessels		6
Angola Joint Venture
Schedule of Equity Method Investments [Line Items]
Equity method investments | $			$ 84.3
Ownership percentage (in percentage)	33.00%
Number of vessels		4